Cover	Dec. 20, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2019
Entity File Number	1-31565
Entity Registrant Name	NEW YORK COMMUNITY BANCORP, INC.
Entity Central Index Key	0000910073
Entity Tax Identification Number	06-1377322
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	615 Merrick Avenue
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	516
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Bifurcated Option Note Unit Securities [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Bifurcated Option Note Unit SecuritiESSM
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PR A
Security Exchange Name	NYSE